Provisions	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory
Note 17
Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions and contingent liabilities.
Overview of total provisions and contingent liabilities
USD m 31.12.25 31.12.24
Provisions related to expected credit losses (IFRS 9, Financial Instruments )
1
347 320
Provisions related to Credit Suisse loan commitments (IFRS 3, Business Combinations ) 371 997
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets ) 2,200 3,602
Acquisition-related contingent liabilities relating to litigation, regulatory and similar matters (IFRS 3, Business Combinations ) 531 2,122
Restructuring, real-estate and other provisions (IAS 37,
Provisions, Contingent Liabilities and Contingent Assets
) 1,586 1,368
Total provisions and contingent liabilities 5,035 8,409
1 Refer to Note 9 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.
The
table
below
presents
additional
information
for
provisions
under
IAS 37,
Provisions,
Contingent
Liabilities
and
Contingent Assets .
Additional information for provisions under IAS 37, Provisions, Contingent Liabilities and Contingent Assets
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total 2025
Balance at the beginning of the year 3,602 813 240 315 4,969
Increase in provisions recognized in the income statement 934
5
1,320 17 291 2,561
Release of provisions recognized in the income statement (555)
6
(297) (8) (91) (952)
Provisions used in conformity with designated purpose (2,259)
7
(1,016) (40) (101) (3,416)
Reclassifications 295
8
0 0 0 295
Foreign currency translation and other movements 185 71 36 35 328
Balance at the end of the year 2,200 891 245 449 3,785
1 Consists of provisions for losses resulting
from legal, liability and compliance risks.
2 Includes USD
493
m of personnel-related restructuring provisions as
of 31 December 2025 (31 December 2024:
USD
334 m),
USD 270 m of provisions for onerous contracts related to real estate as of 31 December 2025 (31 December 2024: USD 383 m) and USD 128 m of restructuring provisions for onerous contracts related to technology as of 31 December 2025 (31 December 2024:
USD
96
m).
3 Mainly includes provisions for reinstatement
costs with respect to leased
properties.
4 Mainly includes provisions in
relation to employee benefits,
VAT,
onerous contracts related to technology,
and operational risks.
5 Includes a provision for the estimated costs
of UBS’s ongoing obligations with
the US Department of Justice as described in
item 1 of section b) of
this Note.
6 Mainly includes the releases of
provisions regarding the resolution of the legacy
matter related to UBS’s cross-border
business activities in France
in the third quarter of 2025 as
described in item 1 of
section b) of this Note and
the resolution reached with the US Department
of Justice in the second quarter of
2025 as described in item 1 of
section b) of this Note.
7 Mainly includes provisions used for the
settlement
of the legacy matter related
to UBS’s cross-border
business activities in France
as described in item 1
of section b) of this
Note and for the
resolutions reached with the
US Department of Justice
in the second and
third quarters of 2025 as described in item 1 and item 4 of section b) of this Note.
8 Includes reclassifications from IFRS 3 contingent liabilities to IAS 37 provisions.
Restructuring provisions are
generally recognized as
a consequence of
management agreeing to
materially change the
scope of the
business or the
manner in which
it is conducted,
including changes
in management
structures. Restructuring
provisions relate
to onerous
contracts and
personnel-related provisions.
Onerous contracts
for property
are recognized
when UBS
is committed
to pay for
non-lease components,
such as utilities,
service charges, taxes
and maintenance,
when
a
property is
vacated or
not fully
recovered from
sub-tenants. Personnel-related
restructuring provisions
are generally
used
within
a
short
period
of
time.
The
level
of
personnel-related
provisions
can
change
when natural
staff
attrition
reduces the number of people affected by a restructuring event, and therefore results in lower estimated costs.
Other provisions mainly
include provisions
related to onerous
contracts, employee
benefits and
operational risks.
Onerous
contracts are recognized
for certain contractual
arrangements where the
costs exceed the
economic benefits expected
to be received.
Information about provisions
and contingent liabilities
with respect to
litigation, regulatory and
similar matters, as
a class,
is included in Note 17b. There are no material contingent liabilities associated with the other classes of provisions.